Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2025		December 31, 2024
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$28,898	$28,898	$25,573	$25,573	Level 2
Total	$28,898	$28,898	$25,573	$25,573

Amortized cost
Cash	$953,113	$953,113	$16,610	$16,610	—
Trade receivables	135,230	135,230	387,266	387,266	—
Total	$1,088,343	$1,088,343	$403,876	$403,876

Financial Liabilities
FVTPL
Financial Derivatives	$(2,406)	$(2,406)	$(1,645)	$(1,645)	Level 2
Total	$(2,406)	$(2,406)	$(1,645)	$(1,645)

Amortized cost
Trade payables	$(236,373)	$(236,373)	$(512,473)	$(512,473)	—
Dividends payable	(17,268)	(17,268)	(17,598)	(17,598)	—
Credit Facilities (1)	(1,138)	(1,400)	(324,346)	(341,207)	—
Long-term notes	(93,834)	(99,808)	(1,932,890)	(1,990,598)	Level 1
Total	$(348,613)	$(354,849)	$(2,787,307)	$(2,861,876)
(1)     The difference in the carrying value and fair value of the Credit Facilities is due to unamortized debt issuance costs. Refer to Note 9.
The Company's trade receivables, net of the allowance for doubtful accounts, were aged as follows:

	December 31, 2025	December 31, 2024
Current (less than 30 days)	$132,257	$383,968
31-60 days	783	1,224
61-90 days	311	492
Past due (more than 90 days)	1,879	1,582
	$135,230	$387,266

Disclosure of financial liabilities
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2025		December 31, 2024
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$28,898	$28,898	$25,573	$25,573	Level 2
Total	$28,898	$28,898	$25,573	$25,573

Amortized cost
Cash	$953,113	$953,113	$16,610	$16,610	—
Trade receivables	135,230	135,230	387,266	387,266	—
Total	$1,088,343	$1,088,343	$403,876	$403,876

Financial Liabilities
FVTPL
Financial Derivatives	$(2,406)	$(2,406)	$(1,645)	$(1,645)	Level 2
Total	$(2,406)	$(2,406)	$(1,645)	$(1,645)

Amortized cost
Trade payables	$(236,373)	$(236,373)	$(512,473)	$(512,473)	—
Dividends payable	(17,268)	(17,268)	(17,598)	(17,598)	—
Credit Facilities (1)	(1,138)	(1,400)	(324,346)	(341,207)	—
Long-term notes	(93,834)	(99,808)	(1,932,890)	(1,990,598)	Level 1
Total	$(348,613)	$(354,849)	$(2,787,307)	$(2,861,876)
(1)     The difference in the carrying value and fair value of the Credit Facilities is due to unamortized debt issuance costs. Refer to Note 9.

Carrying amounts of U.S. dollar denominated monetary assets and liabilities
The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities recorded in entities with a Canadian dollar functional currency at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
U.S. dollar denominated	US$22,204	US$21,450	US$84,500	US$1,399,881

Disclosure of financial derivative contracts
Baytex had the following commodity financial derivative contracts outstanding as at March 4, 2026.

	Remaining Period	Volume	Price/Unit (1)	Index
Oil
Basis differential	Jan 2026 to Mar 2026	2,500 bbl/d	WTI less US$13.35/bbl	WCS
Basis differential	Apr 2026 to Jun 2026	2,500 bbl/d	WTI less US$12.55/bbl	WCS
Basis differential	Jul 2026 to Sep 2026	2,500 bbl/d	WTI less US$13.05/bbl	WCS
Basis differential	Jan 2026 to Dec 2026	19,500 bbl/d	WTI less US$13.13/bbl	WCS
Basis differential	Oct 2026 to Dec 2026	2,500 bbl/d	WTI less US$13.75/bbl	WCS
Basis differential	Jan 2026 to Mar 2026	1,000 bbl/d	WTI less US$4.00/bbl	MSW
Basis differential	Apr 2026 to Jun 2026	1,000 bbl/d	WTI less US$3.75/bbl	MSW
Basis differential	Jul 2026 to Sep 2026	1,000 bbl/d	WTI less US$3.50/bbl	MSW
Basis differential	Oct 2026 to Dec 2026	1,000 bbl/d	WTI less US$4.25/bbl	MSW
Purchased put option (2)	Jan 2026 to Jun 2026	2,000 bbl/d	US$60.00/bbl	WTI
Sold call option (2)	Jan 2026 to Jun 2026	2,000 bbl/d	US$70.00/bbl	WTI
Collar (2)	Jan 2026 to Mar 2026	2,000 bbl/d	US$60.00/US$75.00/bbl	WTI
Collar (2)	Jan 2026 to Mar 2026	2,000 bbl/d	US$60.00/US$75.55/bbl	WTI
Collar	Jan 2026 to Jun 2026	5,000 bbl/d	US$60.00/US$67.00/bbl	WTI
Collar	Jan 2026 to Apr 2026	2,500 bbl/d	US$60.00/US$68.00/bbl	WTI
Collar	Jan 2026 to Jun 2026	5,000 bbl/d	US$60.00/US$66.00/bbl	WTI
Collar	Jan 2026 to Jun 2026	5,000 bbl/d	US$60.00/US$64.00/bbl	WTI
Collar	Jan 2026 to Jun 2026	5,000 bbl/d	US$60.00/US$65.00/bbl	WTI
Collar	Jan 2026 to Jun 2026	2,500 bbl/d	US$60.00/US$68.00/bbl	WTI

Natural gas
Swap	Jan 2026 to Dec 2026	2,000 GJ/d	$3.21/GJ	AECO
Basis differential	Jan 2026 to Dec 2026	2,500 mmbtu/d	NYMEX less US$1.66/mmbtu	NYMEX/AECO
Collar	Jan 2026 to Dec 2026	2,500 mmbtu/d	US$4.00/US$5.10/mmtbu	NYMEX
(1)Based on the weighted average price per unit for the period.
(2)Contracts include deferred premiums to be paid throughout the contract term. The weighted average deferred premium is $0.70/bbl.

Disclosure of financial derivatives marked-to-market
The following table sets forth the realized and unrealized gains and losses recorded on financial derivatives.

	Years Ended December 31
	2025	2024
Realized financial derivatives loss (gain)	$19,635	$(1,447)
Unrealized financial derivatives gain	(2,564)	(654)
Financial derivatives loss (gain)	$17,071	$(2,101)

Disclosure of cash outflows relating to financial liabilities
The timing of undiscounted cash outflows relating to financial liabilities as at December 31, 2025 is outlined in the table below:

	Total	2026	2027-2028	2029-2030	2031 and beyond
Trade payables	$236,373	$236,373	$—	$—	$—
Financial derivatives	2,406	2,406	—	—	—
Credit Facilities - principal	1,400	—	—	1,400	—
Long-term notes - principal (1)	95,947	—	—	—	95,947
Interest on long-term notes (2)	43,929	7,076	14,152	14,152	8,549
Total	$380,055	$245,855	$14,152	$15,552	$104,496
(1)The US$70.0 million principal amount of 7.375% senior unsecured notes is due March 15, 2032.
(2)Excludes interest on Credit Facilities as interest payments on Credit Facilities fluctuate based on amounts outstanding and the prevailing interest rate at the time of borrowing.